The following is the Semi-Annual Report for Federated Mortgage Core Portfolio, a portfolio of Federated Core Trust, covering the six-month period ended June 30, 2000. If you have any questions or comments, please contact your investment representative.

FEDERATED MORTGAGE CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                SIX

                                  MONTHS PERIOD

                                   ENDED ENDED

                               (UNAUDITED)DECEMBER

                                  JUNE 30, 31,

                                   2000    1999 (1)
NET ASSET VALUE, BEGINNING OF    $9.55     $10.00
PERIOD

INCOME FROM INVESTMENT
OPERATIONS

Net investment income             0.34       0.55
Net realized and unrealized
gain (loss) on investments      ------ --- ------ )
                                  0.00 (2)  (0.45
Total from investment             0.34       0.10
operations

LESS DISTRIBUTIONS

Distributions from net           (0.34 )    (0.55 )
investment income
NET ASSET VALUE, END OF PERIOD   $9.55      $9.55
TOTAL RETURN (3)                  3.59 %     1.07 %

RATIOS TO AVERAGE NET ASSETS

Expenses                          0.05 %(4)  0.05 %(4)
Net investment income             7.16 %(4)  6.66 %(4)
Expense waiver/reimbursement      0.08 %(4)  0.08 %(4)
(5)

SUPPLEMENTAL DATA

Net assets, end of period       $314,629   $258,304
(000 omitted)
Portfolio turnover                  37 %      153 %

--------------------------------------------------------------------------------
(1)Reflects operations for the period from February 22, 1999 (date of initial investment) to December 31, 1999.

(2)    Amount represents less than $0.01 per share.
(3) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(4)     Computed on an annualized basis.
(5) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements




FEDERATED MORTGAGE CORE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 ( UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a open-end management investment company. The Trust consists of two diversified portfolios, the Federated Mortgage Core Portfolio (the "Fund") and the Federated High Yield Bond Portfolio. The financial statements included herein are only for the Fund. The financial statements of the other portfolio are presented separately. The Fund was created through the purchase of securities from other Federated Funds. The Fund's investment objective is to provide total return by investing in U.S. Treasury Bills, Notes, Bonds, Discount Notes and Mortgage Backed Securities issued or guaranteed by the U.S. government. The Fund is an investment vehicle used by other Federated Funds that invest some portion of their assets in mortgage backed securities. Currently, the Fund is only available for purchase by other Federated Funds and their affiliates.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATION

   Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value.

   REPURCHASE AGREEMENTS

   It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreement.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

   Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES

   It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

   At December 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $4,071,741, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund in 2007 of any liability for federal tax. Pursuant to the Code, such capital loss carry forward will expire in 2007.

   Additionally, the Fund's net capital losses of $172,394 attributable to security transactions incurred after October 31, 1999 were treated as arising on January 1, 2000, the first day of the Fund's next taxable year.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

   DOLLAR ROLL TRANSACTIONS

   The Fund may engage in dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells the mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the current yield and total return.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER

   Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                        SIX MONTHS ENDED        PERIOD ENDED

                                          JUNE 30, 2000      DECEMBER 31, 1999

                                                                             (1)

Shares sold                                 9,128,200            37,597,363
Shares issued to shareholders in             905,607             1,475,968
payment of distribution declared
Shares redeemed                            (4,128,640)          (12,031,972)
                                           -----------          ------------
     Net change resulting from share        5,905,167            27,041,359
                                            =========            ==========
transactions

(1) Reflects operations for the period from February 22, 1999 (date of initial investment) to December 31, 1999.

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISER FEE

   Federated Investment Management Company is the Portfolio's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.

   ADMINISTRATIVE FEE - Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ, provides these services at an annual rate that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advise by affiliates of Federated Investors, Inc. FServ may voluntarily waive all or a portion of the administrative fee paid by the Fund. FServ may terminate this voluntary waiver at any time.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

   FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES

   FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL

   Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for six months ended June 30, 2000, were as follows:

         PURCHASES                                           $174,070,229

      -------------------------------------------------
         SALES                                               $109,726,249

      -------------------------------------------------



FEDERATED MORTGAGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
  PRINCIPAL

------------- ------------------------------------------------- -------------
   AMOUNT                                                           VALUE

MORTGAGE BACKED SECURITIES--100.4%

              FEDERAL HOME LOAN MORTGAGE CORPORATION--12.3%
            $ (1) 6.000%, 5/1/2014                                          $
              (1) 6.500%, 7/1/2014 - 6/1/2029
    4,105,721 7.000%, 12/1/2011 - 9/1/2029                          3,980,849
    4,800,475 7.500%, 12/1/2022 - 1/1/2030                          4,740,847
    3,922,385 8.000%, 5/1/2006 - 3/1/2030                           3,945,282
      224,440 8.500%, 9/1/2025 - 1/1/2026                             228,989
      247,571 9.000%, 5/1/2017                                        254,226
       40,435 9.500%, 4/1/2021                                         41,939
                  Total

              FEDERAL NATIONAL MORTGAGE ASSOCIATION--64.4%
   45,650,906 6.000%, 7/1/2006 - 6/1/2029                          42,449,539
   62,972,752 6.500%, 5/1/2006 - 4/1/2030                          59,751,652
   59,369,622 7.000%, 7/1/2010 - 1/1/2030                          57,543,297
   35,873,886 7.500%, 6/1/2011 - 4/1/2030                          35,393,801
              (1) 8.000%, 7/1/2023 - 8/1/2027
      235,663 8.500%, 3/1/2030                                        239,933
      352,987 9.000%, 11/1/2021 - 6/1/2025                            362,969
                  Total

              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--23.7%
    3,593,096 6.000%, 3/15/2029 - 6/15/2029                         3,309,667
   15,567,598 6.500%, 10/15/2028 - 3/15/2029                       14,774,097
   20,623,056 (1) 7.000%, 11/15/2027 - 2/15/2030                   20,053,846
   10,635,572 7.500%, 6/20/2007 - 10/15/2029                       10,559,650
   14,106,313 8.000%, 2/15/2010 - 4/20/2030                        14,236,866
    6,488,209 8.500%, 11/15/2021 - 11/15/2029                       6,641,450
      209,211 9.000%, 10/15/2016 - 6/15/2025                          216,365
              (1) 9.500%, 1/15/2019 - 5/15/2030
    1,812,283 12.000%, 4/15/2015 - 6/15/2015                        2,016,165
                  Total

                  TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED
              COST  $320,407,062)                                 315,760,718

REPURCHASE AGREEMENTS (2)--6.9%

   21,600,000 (3) Credit Suisse First Boston, Inc., 6.460%,
              dated 6/13/2000, due 7/17/2000                       21,600,000
      175,000 Warburg Dillon Reed LLC, 6.900%, dated

              6/30/2000, due 7/3/2000                                 175,000
                  TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED        21,775,000
              COST)

                  TOTAL INVESTMENTS (IDENTIFIED COST             $337,535,718
              $342,182,062)(4)

   (1) This represents a TBA security. All or a portion of these securities may be subject to dollar roll transactions.
   (2) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

   (3) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

   (4) The cost of investments for federal tax purposes amounts to $342,182,062. The net unrealized depreciation of investments on a federal tax basis amounts to $(4,646,344) which is comprised of $513,457 appreciation and $(5,159,801) depreciation at June 30, 2000.

================================================================================
Note: The categories of investments are shown as a percentage of net assets ($314,629,157) at June 30, 2000.

The following acronym is used throughout this portfolio:

TBA         --To Be Announced

See Notes which are an integral part of the Financial Statements


FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------


ASSETS:

Total investments in securities, at value (identified                    337,535,718        $
and tax cost $342,182,062)
Cash                                                                           29
Income receivable                                                        1,848,795
Receivable for investments sold                                          4,750,414
   Total assets                                                          344,134,956
LIABILITIES:
Payable for investments purchased                         $ 5,891,994
Income distribution payable                                 1,931,221
Payable for dollar roll transactions                        21,642,099
Accrued expenses                                               40,485
   Total liabilities                                                     29,505,799
Net Assets for 32,946,526 shares outstanding                             314,629,157        $
NET ASSETS CONSIST OF:

Paid in capital                                                          325,111,231        $
Net unrealized depreciation of investments                               (4,646,34)
Accumulated net realized loss on investments                             (5,943,38)
Undistributed net investment income                                       107,656
   Total Net Assets                                                      314,629,157        $
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:

$314,629,157 / 32,946,526 shares outstanding                                $9.55

See Notes which are an integral part of the Financial Statements
=======================================================================================


The Following is the Semi-Annual Report for High Yield Bond Portfolio, a portfolio of Federated Core Trust, covering the six-month period ended June 30, 2000. If you have any questions or comments, please contact your investment representative.

HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                SIX

                                MONTHS        YEAR     PERIOD
                                  ENDED      ENDED      ENDED

                                (UNAUDITED)           DECEMBER
                                 JUNE 30,   DECEMBER     31,

                                              31,
                                   2000       1999    1998 (1)
NET ASSET VALUE, BEGINNING OF    $8.72      $9.30     $10.00
PERIOD

INCOME FROM INVESTMENT
OPERATIONS

Net investment income             0.46       0.91       0.84
Net realized and unrealized      (0.62 )    (0.56 )    (0.65 )
loss on investments
Total from investment            (0.16 )     0.35       0.19
operations

LESS DISTRIBUTIONS

Distributions from net           (0.46 )    (0.91 )    (0.84 )
investment income
Distributions from net

realized gain on investments    ------      ----- )   ------ --
                                    --      (0.02      (0.05 )
Total distributions              (0.46 )    (0.93 )    (0.89 )
NET ASSET VALUE, END OF PERIOD   $8.10      $8.72      $9.30
TOTAL RETURN (2)                 (1.74 %)    3.83 %     1.96 %

RATIOS TO AVERAGE NET ASSETS

Expenses                          0.04 %(3)  0.03 %     0.04 %(3)
Net investment income            11.20 %(3) 10.07 %     9.60 %(3)
Expense waiver/reimbursement      0.08 %(3)  0.08 %     0.08 %(3)
(4)

SUPPLEMENTAL DATA

Net assets, end of period       $626,028    $699,088  $561,806
(000 omitted)
Portfolio turnover                   9 %       49 %       55 %

--------------------------------------------------------------------------------
(1)Reflects operations for the period from January 31, 1998 (date of initial investment) to December 31, 1998.

(2)Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3)   Computed on an annualized basis.
(4)This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements




HIGH YIELD BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

1. ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust was created through the purchase of securities from other Federated Funds and consists of two portfolios, the High Yield Bond Portfolio (the "Fund") and the Federated Mortgage Core Portfolio. The financial statements included herein are only those for the Fund. The financial statements of the other portfolio are presented separately. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund's portfolio of investments consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominantly speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, the Fund is only available for purchase by other Federated Funds and their affiliates.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATION - Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value.

   REPURCHASE AGREEMENTS - It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS - Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

   FEDERAL TAXES - It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

   At December 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $1,148,442, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

   Additionally, the Fund's net capital losses of $1,397,877 attributable to security transaction s incurred after October 31, 1999, were treated as arising on January 1, 2000, the first day of the Fund's next taxable year.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   RESTRICTED SECURITIES - Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

   Additional information on each restricted security held at June 30, 2000 is as follows:

   SECURITY                             ACQUISITION DATE   ACQUISITION COST

   -------------------------------------------------------------------------
   -------------------------------------------------------------------------
   AmeriTruck Distribution  Corp.       11/10/1995       - $1,080,586
                                   10/22/1997

   Clark Material Handling Corp.        11/22/1996       - 1,845,420
                                   11/12/1997

   Dyersburg Corp.                      9/3/1997         - 711,591
                                    9/15/1997

   Electronic     Retailing     Systems 1/21/1997          555,202
   International, Inc.
   Glenoit Corp.                        3/26/1997 -        1,685,113
                                    5/20/1998

   Royal Oaks Mines, Inc.               2/24/1999          6,392
   US Xchange, LLC                      6/22/1998        - 2,972,000
                                    8/26/1999

   USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER - Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                          SIX MONTH ENDED     YEAR ENDED

                                           JUNE 30, 2000    DECEMBER 31,

                                                                            1999

Shares sold                                 4,624,258       23,276,427
Shares issued to shareholders in            3,570,134        7,494,091
payment of distributions declared
Shares redeemed                          (11,118,597)      (10,972,164)
                                         ------------      ------------
     Net change resulting from share      (2,924,205)       19,798,354
                                          ===========       ==========
transactions

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISER FEE - Federated Investment Management Company, is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.

   ADMINISTRATIVE FEE - Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ provides these services at an annual rate that ranges from 0.15% to 0.075% of average aggregate daily net assets of all funds advise by affiliates of Federated Investors. FServ may voluntarily waive all or a portion of the administrative fee paid by the Fund. FServ may terminate this voluntary waiver at any time.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES - FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES - FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL - Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions) for the six months ended June 30, 2000, were as follows:

         PURCHASES                                           $ 55,499,560
                                                             ------------
      -------------------------------------------------
         SALES                                               $ 95,440,834
                                                             ------------
      -------------------------------------------------





HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
  PRINCIPAL

------------- ------------------------------------------------- -------------
   AMOUNT                                                           VALUE

CORPORATE BONDS--92.6%

              AEROSPACE & DEFENSE--0.3%

   $1,850,000 Anteon Corp., Sr. Sub. Note, 12.00%, 5/15/2009       $1,702,000
      500,000 (1)(2) Condor Systems, Inc., Sr. Sub. Note,             245,000
              11.875%, 5/1/2009
                  Total                                             1,947,000
              AUTOMOBILE--3.6%

    2,175,000 Accuride Corp., Sr. Sub. Note, Series B, 9.25%,       1,859,625
              2/1/2008

    1,701,000 Aftermarket Technology Co., Sr. Sub. Note,            1,709,505
              12.00%, 8/1/2004
      380,000 Aftermarket Technology Co., Sr. Sub. Note,
              Series D, 12.00%, 8/1/2004                              381,900
    4,000,000 American Axle & Manufacturing, Inc., Company
              Guarantee, 9.75%, 3/1/2009                            3,770,000
    1,900,000 Collins & Aikman Products Co., Sr. Sub. Note,
              11.50%, 4/15/2006                                     1,828,750
    1,700,000 HDA Parts System, Inc., Sr. Sub. Note, 12.00%,        1,232,500
              8/1/2005

    2,200,000 (1)(2) J.L. French Automotive Castings, Inc.,
              Sr. Sub. Note, Series B, 11.50%, 6/1/2009             2,013,000
    5,575,000 Lear Corp., Company Guarantee, 8.11%, 5/15/2009       5,105,250
      600,000 Lear Corp., Sub. Note, 9.50%, 7/15/2006                 585,000
    2,500,000 Motor Coach Industries International, Inc.,
              Company Guarantee, 11.25%, 5/1/2009                   2,187,500
    1,975,000 Oxford Automotive, Inc., Company Guarantee,
              10.125%, 6/15/2007                                    1,826,875
                  Total                                            22,499,905
              BANKING--1.1%

    7,500,000 GS Escrow Corp., Sr. Note, 7.125%, 8/1/2005           6,682,350
              BEVERAGE & TOBACCO--0.1%

      850,000 National Wine & Spirits, Inc., Company

              Guarantee, 10.125%, 1/15/2009                           822,375
              BROADCAST RADIO & TV--5.9%
    2,525,000 (3) ACME Television, LLC, Company Guarantee,
              0/10.875%, 9/30/2004                              -------------
                                                                       2,424,000

      239,300 AMFM, Inc., Deb., 12.625%, 10/31/2006                   276,391
    3,150,000 (3) Big City Radio, Inc., Company Guarantee,
              0/11.25%, 3/15/2005                                   1,779,750
    1,236,000 Capstar Broadcasting Partners, Inc., Bond,            1,430,670
              12.00%, 7/1/2009
    1,150,000 Capstar Broadcasting Partners, Inc., Sr. Sub.
              Note, 9.25%, 7/1/2007                                 1,158,625
    2,000,000 Chancellor Media Corp., Company Guarantee,            2,020,000
              8.00%, 11/1/2008
    2,375,000 Chancellor Media Corp., Company Guarantee,            2,434,375
              9.00%, 10/1/2008
    6,550,000 Chancellor Media Corp., Sr. Sub. Note, 8.125%,        6,607,312
              12/15/2007

    1,675,000 Chancellor Media Corp., Sr. Sub. Note, 8.75%,         1,700,125
              6/15/2007

    6,550,000 (3) Fox/Liberty Networks, LLC, Sr. Disc. Note,
              0/9.75%, 8/15/2007                                    5,125,375
    1,300,000 Fox/Liberty Networks, LLC, Sr. Note, 8.875%,          1,290,250
              8/15/2007

    1,300,000 Lamar Media Corp., Sr. Sub. Note, 9.625%,             1,309,750
              12/1/2006

    2,900,000 Orion Network Systems, Sr. Note, 11.25%,              1,696,500
              1/15/2007

    1,175,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note,        1,132,406
              10.00%, 9/30/2005
    5,250,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note,        4,646,250
              8.75%, 12/15/2007
    1,800,000 (1)(2) XM Satellite Radio, Inc., Unit, 14.00%,        1,597,500
              3/15/2010

                  Total                                            36,629,279
              BUILDING & DEVELOPMENT--0.7%
    1,375,000 American Builders & Contractors Supply Co.,
              Inc., Sr. Sub. Note, 10.625%, 5/15/2007               1,134,375
    2,175,000 Formica Corp., Sr. Sub. Note, Series B, 10.875%,      1,685,625
              3/1/2009

      925,000 Juno Lighting, Inc., Company Guarantee, 11.875%,        772,375
              7/1/2009

    1,000,000 NCI Building System, Inc., Sr. Sub. Note, Series
              B, 9.25%, 5/1/2009                                      945,000
                  Total                                             4,537,375
              BUSINESS EQUIPMENT & SERVICES--1.8%

    2,750,000 Buhrmann US, Inc., Company Guarantee, 12.25%,         2,873,750
              11/1/2009

      750,000 (1) Electronic Retailing Systems International,
              Inc., Sr. Disc. Note, 13.25%, 2/1/2004                  159,375
    4,675,000 Fisher Scientific International, Inc., Sr. Sub.
              Note, 9.00%, 2/1/2008                                 4,359,437
    2,725,000 Fisher Scientific International, Inc., Sr. Sub.
              Note, 9.00%, 2/1/2008                                 2,541,062
    5,325,000 U.S. Office Products Co., Sr. Sub. Note, 9.75%,       1,198,125
              6/15/2008

                  Total                                            11,131,749
              CABLE TELEVISION--10.7%

        8,979 (4) Australis Media Ltd., Sr. Disc. Note,                   135
              5/15/2003

      525,000 (4) Australis Media Ltd., Unit, 15.75%, 5/15/2003         7,875
      900,000 CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007        872,577
    3,350,000 CSC Holdings, Inc., Sr. Sub. Deb., 9.875%,            3,400,250
              2/15/2013

    2,300,000 CSC Holdings, Inc., Sr. Sub. Note, 9.25%,             2,311,500
              11/1/2005

      475,000 CSC Holdings, Inc., Sr. Sub. Note, 9.875%,              479,750
              5/15/2006

   12,000,000 (3) Charter Communications Holdings Capital
              Corp., Sr. Disc. Note, 0/9.92%, 4/1/2011              6,870,000
    4,675,000 (3) Diamond Cable Communications PLC, Sr. Disc.
              Note, 0/10.75%, 2/15/2007                             3,588,062
    1,925,000 (3) Diamond Cable Communications PLC, Sr. Disc.
              Note, 0/11.75%, 12/15/2005                            1,838,375
    7,075,000 Echostar DBS Corp., Sr. Note, 9.375%, 2/1/2009        6,898,125
    4,250,000 (3) International Cabletel, Inc., Sr. Defd. Cpn.
              Note, 0/11.50%, 2/1/2006                              3,931,250
    2,350,000 Lenfest Communications, Inc., Sr. Sub. Note,          2,328,074
              8.25%, 2/15/2008
    5,600,000 (3) NTL, Inc., Sr. Disc. Note, 0/12.375%,             3,640,000
              10/1/2008

    9,800,000 (3) NTL, Inc., Sr. Note, 0/9.75%, 4/1/2008            6,174,000
    2,475,000 NTL, Inc., Sr. Note, 11.50%, 10/1/2008                2,487,375
    2,150,000 Pegasus Communications Corp., Sr. Note, 9.625%,       2,085,500
              10/15/2005

    2,250,000 Pegasus Communications Corp., Sr. Note, 9.75%,        2,182,500
              12/1/2006

      825,000 Pegasus Media, Note, 12.50%, 7/1/2005                   862,125
    1,600,000 (3) RCN Corp., Sr. Disc. Note, 0/11.125%,               984,000
              10/15/2007

    2,750,000 (3) RCN Corp., Sr. Note, 0/11.00%, 7/1/2008           1,498,750
    1,400,000 Rogers Cablesystems Ltd., Sr. Sub. GTD Note,          1,505,000
              11.00%, 12/1/2015
    1,000,000 (3) TeleWest PLC, Sr. Disc. Note, 0/9.25%,              545,000
              4/15/2009

      750,000 TeleWest PLC, Sr. Note, 11.25%, 11/1/2008               765,000
    2,700,000 (3) UIH Australia/Pacific, Sr. Disc. Note,            2,470,500
              0/14.00%, 5/15/2006
    3,900,000 (1)(2)(3) United International Holdings, Inc.,
              Sr. Secd. Disc. Note, 0/10.75%, 2/15/2008             2,710,500
    8,900,000 (3) United Pan-Europe Communications NV, Sr.
              Disc. Note, Series B, 0/12.50%, 8/1/2009              4,405,500
    4,700,000 (3) United Pan-Europe Communications NV, Sr.
              Disc. Note, Series B, 0/13.375%, 11/1/2009            2,303,000
                  Total                                            67,144,723
              CHEMICALS & PLASTICS--4.3%

    1,600,000 Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%,        1,588,000
              9/15/2008

      400,000 Foamex LP, Sr. Sub. Note, 13.50%, 8/15/2005             344,000
    1,200,000 General Chemical Industrial Products, Inc., Sr.
              Sub. Note, 10.625%, 5/1/2009                          1,050,000
      825,000 Georgia Gulf Corp., Company Guarantee, 10.375%,         858,000
              11/1/2007

    2,425,000 (1)(2) Huntsman Corp., Sr. Sub. Note, 9.50%,          2,194,625
              7/1/2007

    2,200,000 Huntsman ICI Chemicals LLC, Sr. Sub. Note,            2,222,000
              10.125%, 7/1/2009
    1,575,000 ISP Holding, Inc., Sr. Note, 9.00%, 10/15/2003        1,464,750
    1,108,000 ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002         1,074,760
    6,775,000 Lyondell Chemical Co., Sr. Sub. Note, Series B,
              10.875%, 5/1/2009                                     6,741,125
    3,650,000 Polymer Group, Inc., Sr. Sub. Note, 8.75%,            3,084,250
              3/1/2008

    2,750,000 Polymer Group, Inc., Sr. Sub. Note, 9.00%,            2,351,250
              7/1/2007

    1,700,000 (3) Sterling Chemicals Holdings, Inc., Sr. Disc.
              Note, 0/13.50%, 8/15/2008                               637,500
    1,500,000 Sterling Chemicals Holdings, Inc., Sr. Sub.           1,237,500
              Note, 11.75%, 8/15/2006
    2,500,000 Texas Petrochemicals Corp., Sr. Sub. Note,            2,137,500
              11.125%, 7/1/2006
                  Total                                            26,985,260
              CLOTHING & TEXTILES--0.7%

    1,000,000 Collins & Aikman Floorcoverings, Inc., Sr. Sub.
              Note, 10.00%, 1/15/2007                                 975,000
      675,000 (1) Dyersburg Corp., Sr. Sub. Note, 9.75%,               70,875
              9/1/2007

    2,650,000 GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007           1,921,250
    1,625,000 (1)(4) Glenoit Corp., Sr. Sub. Note, 11.00%,            235,625
              4/15/2007

    1,875,000 Pillowtex Corp., Sr. Sub. Note, 10.00%,                 684,375
              11/15/2006

    2,150,000 Pillowtex Corp., Sr. Sub. Note, 9.00%, 12/15/2007       763,250
                  Total                                             4,650,375
              CONGLOMERATES--0.5%

    3,350,000 Eagle Picher Industries, Inc., Sr. Sub. Note,         2,847,500
              9.375%, 3/1/2008
              CONSUMER PRODUCTS--4.0%

    3,350,000 Albecca, Inc., Company Guarantee, 10.75%,             2,830,750
              8/15/2008

      975,000 American Safety Razor Co., Sr. Note, 9.875%,            940,875
              8/1/2005

    1,850,000 Amscan Holdings, Inc., Sr. Sub. Note, 9.875%,         1,526,250
              12/15/2007

    1,300,000 Boyds Collection, Ltd., Sr. Sub. Note, Series B,      1,144,000
              9.00%, 5/15/2008
    3,200,000 Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008        2,576,000
      325,000 Diamond Brands Operating Corp., Sr. Sub. Note,
              10.125%, 4/15/2008                                      173,875
      925,000 (3) Diamond Brands, Inc., Sr. Disc. Deb.,                87,875
              0/12.875%, 4/15/2009
    2,000,000 (1)(2) Jostens, Inc., Unit, 12.75%, 5/1/2010          1,990,000
      950,000 NBTY, Inc., Sr. Sub. Note, 8.625%, 9/15/2007            831,250
    1,000,000 Revlon Consumer Products Corp., Sr. Note,               725,000
              8.125%, 2/1/2006
    7,450,000 Revlon Consumer Products Corp., Sr. Sub. Note,
              8.625%, 2/1/2008                                      3,799,500
    1,100,000 (1)(2) Scotts Co., Sr. Sub. Note, 8.625%,             1,050,500
              1/15/2009

    1,400,000 (3) Sealy Mattress Co., Company Guarantee,
              0/10.875%, 12/15/2007                                 1,015,000
      425,000 Sealy Mattress Co., Sr. Sub. Note, 9.875%,              412,250
              12/15/2007

    1,250,000 Sleepmaster LLC, Company Guarantee, Series B,
              11.00%, 5/15/2009                                     1,181,250
    1,725,000 True Temper Sports, Inc., Sr. Sub. Note, Series
              B, 10.875%, 12/1/2008                                 1,699,125
    1,675,000 United Industries Corp., Sr. Sub. Note, Series
              B, 9.875%, 4/1/2009                                   1,013,375
    2,100,000 Volume Services America, Inc., Sr. Sub. Note,         1,932,000
              11.25%, 3/1/2009
                  Total                                            24,928,875
              CONTAINER & GLASS PRODUCTS--1.2%

    1,000,000 (1)(2) Huntsman Packaging Corp., Unit, 13.00%,        1,030,000
              6/1/2010

    3,500,000 Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008      3,102,015
    2,850,000 Russell Stanley Holdings, Inc., Sr. Sub. Note,        1,952,250
              10.875%, 2/15/2009
    1,450,000 (1)(2) Tekni-Plex, Inc., Sr. Sub. Note, 12.75%,       1,453,625
              6/15/2010

                  Total                                             7,537,890
              ECOLOGICAL SERVICES & EQUIPMENT--2.4%

   10,500,000 Allied Waste North America, Inc., Company

              Guarantee, 7.875%, 1/1/2009                           9,030,000
    7,000,000 Allied Waste North America, Inc., Sr. Sub. Note,
              10.00%, 8/1/2009                                      5,880,000
                  Total                                            14,910,000
              ELECTRONICS--2.0%

    2,100,000 (1)(2) Exodus Communications, Inc., Sr. Note,
              11.625%, 7/15/2010                                -------------
                                                                       2,121,000

    1,600,000 (1)(2) Fairchild Semiconductor Corp., Sr. Sub.
              Note, 10.375%, 10/1/2007                              1,624,000
    1,100,000 (1)(2) Flextronics International Ltd., Sr. Sub.
              Note, 9.875%, 7/1/2010                                1,119,250
    1,300,000 SCG Holding  Corp. / Semiconductor Components
              Industries, LLC, Sr. Sub. Note, 12.00%, 8/1/2009      1,397,500
    6,875,000 Telecommunications Techniques Co., LLC, Sr. Sub.
              Note, 9.75%, 5/15/2008                                6,359,375
                  Total                                            12,621,125
              FARMING & AGRICULTURE--0.1%

    1,175,000 Royster-Clark, Inc., 1st Mtg. Note, 10.25%,             957,625
              4/1/2009

              FOOD & DRUG RETAILERS--0.4%

      825,000 Community Distributors, Inc., Sr. Note, 10.25%,         655,875
              10/15/2004

    2,100,000 (3) Del Monte Foods Co., Sr. Disc. Note,              1,601,250
              0/12.50%, 12/15/2007
    2,125,000 (4) Jitney-Jungle Stores of America, Inc., Sr.
              Sub. Note, 10.375%, 9/15/2007                            26,562
                  Total                                             2,283,687
              FOOD PRODUCTS--1.7%

    3,150,000 Agrilink Foods, Inc., Company Guarantee,              2,535,750
              11.875%, 11/1/2008
    1,325,000 Aurora Foods, Inc., Sr. Sub. Note, 9.875%,              788,375
              2/15/2007

    2,550,000 Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%,       1,517,250
              1/15/2008

    2,725,000 International Home Foods, Inc., Sr. Sub. Note,
              10.375%, 11/1/2006                                    2,929,375
    2,975,000 Triarc Consumer Products Group, LLC, Sr. Sub.
              Note, 10.25%, 2/15/2009                               2,885,750
                  Total                                            10,656,500
              FOOD SERVICES--0.8%

    1,750,000 Advantica Restaurant Group, Sr. Note, 11.25%,         1,163,750
              1/15/2008

      500,000 CKE Restaurants, Inc., Sr. Sub. Note, 9.125%,           347,500
              5/1/2009

    2,100,000 Carrols Corp., Company Guarantee, 9.50%,              1,753,500
              12/1/2008

    2,150,000 Domino's, Inc., Company Guarantee, 10.375%,           2,004,875
              1/15/2009

      100,000 (3)(4) Nebco Evans Holding Co., Sr. Disc. Note,
              0/12.375%, 7/15/2007                                          0
                  Total                                             5,269,625
              FOREST PRODUCTS--0.5%

      600,000 Container Corp. of America, Sr. Note, 11.25%,           612,000
              5/1/2004

    1,175,000 Stone Container Corp., Sr. Note, 11.50%,              1,222,000
              10/1/2004

    1,100,000 Stone Container Corp., Sr. Note, 12.58%, 8/1/2016     1,138,500
      250,000 Stone Container Corp., Unit 12.25%, 4/1/2002            254,375
                  Total                                             3,226,875
              HEALTH CARE--5.0%

    3,000,000 Conmed Corp., Sr. Sub. Note, 9.00%, 3/15/2008         2,760,000
    1,650,000 Columbia/HCA Healthcare Corp., Sr. Note, 6.91%,       1,508,991
              6/15/2005

    2,925,000 Dade International, Inc., Sr. Sub. Note,              1,652,625
              11.125%, 5/1/2006
    1,200,000 Everest Healthcare Services Corp., Sr. Sub.
              Note, 9.75%, 5/1/2008                                 1,014,000
      650,000 (4) Genesis Health Ventures, Inc., Sr. Sub.
              Note, 9.25%, 10/1/2006                            -------------
                                                                          61,750

    1,850,000 (4) Genesis Health Ventures, Inc., Sr. Sub.
              Note, 9.875%, 1/15/2009                           -------------
                                                                         231,250

    1,700,000 Hanger Orthopedic Group, Inc., Sr. Sub. Note,
              11.25%, 6/15/2009                                     1,487,500
      650,000 Hudson Respiratory Care, Inc., Sr. Sub. Note,           458,250
              9.125%, 4/15/2008
    4,300,000 Kinetic Concepts, Inc., Company Guarantee,            3,203,500
              9.625%, 11/1/2007
      500,000 Tenet Healthcare Corp., Sr. Note, 7.625%,               461,250
              6/1/2008

    1,800,000 Tenet Healthcare Corp., Sr. Note, 8.00%,              1,741,500
              1/15/2005

    6,250,000 (1)(2) Tenet Healthcare Corp., Sr. Note, 9.25%,       6,328,125
              9/1/2010

    8,850,000 Tenet Healthcare Corp., Sr. Sub. Note, 8.125%,        8,186,250
              12/1/2008

    2,400,000 Tenet Healthcare Corp., Sr. Sub. Note, 8.625%,        2,310,000
              1/15/2007

                  Total                                            31,404,991
              HOTELS, MOTELS, INNS & CASINOS--2.2%

      975,000 Courtyard by Marriott II LP, Sr. Note, 10.75%,          962,812
              2/1/2008

    4,400,000 Florida Panthers Holdings, Inc., Company

              Guarantee, 9.875%, 4/15/2009                          4,147,000
    6,600,000 HMH Properties, Inc., Sr. Note, Series B,             5,964,750
              7.875%, 8/1/2008
    3,175,000 HMH Properties, Inc., Sr. Note, Series C, 8.45%,      2,936,875
              12/1/2008

                  Total                                            14,011,437
              INDUSTRIAL PRODUCTS & EQUIPMENT--3.4%

    1,305,000 Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007      1,324,575
    1,500,000 Blount, Inc., Company Guarantee, 13.00%, 8/1/2009     1,537,500
    1,600,000 Cabot Safety Acquisition Corp., Sr. Sub. Note,
              12.50%, 7/15/2005                                     1,608,000
    1,650,000 Continental Global Group, Inc., Sr. Note,               437,250
              11.00%, 4/1/2007
    1,775,000 Euramax International PLC, Sr. Sub. Note,             1,695,125
              11.25%, 10/1/2006
    1,375,000 Hexcel Corporation, Sr. Sub. Note, Series B,          1,258,125
              9.75%, 1/15/2009
    1,600,000 ISG Resources, Inc., Sr. Sub. Note, 10.00%,           1,468,000
              4/15/2008

      750,000 International Utility Structures, Inc., Sr. Sub.
              Note, 10.75%, 2/1/2008                                  618,750
    3,000,000 MMI Products, Inc., Sr. Sub. Note, 11.25%,            2,955,000
              4/15/2007

      650,000 Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007          500,500
    1,975,000 Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007        1,520,750
    2,250,000 Unifrax Investment Corp., Sr. Note, 10.50%,           2,103,750
              11/1/2003

    4,900,000 WESCO Distribution, Inc., Sr. Sub. Note, 9.125%,      4,508,000
              6/1/2008

                  Total                                            21,535,325
              LEISURE & ENTERTAINMENT--1.8%
    3,392,000 (3) AMF Bowling Worldwide, Sr. Disc. Note,
              0/12.25%, 3/15/2006                               -------------
                                                                         695,360

    8,975,000 (3) Premier Parks, Inc., Sr. Disc. Note,              6,170,312
              0/10.00%, 4/1/2008
      575,000 Premier Parks, Inc., Sr. Note, 9.25%, 4/1/2006          547,688
    2,600,000 Premier Parks, Inc., Sr. Note, 9.75%, 6/15/2007       2,522,000
    5,450,000 Regal Cinemas, Inc., Sr. Sub. Note, 9.50%,            1,335,250
              6/1/2008

                  Total                                            11,270,610
              MACHINERY & EQUIPMENT--2.6%
    1,775,000 (1)(4) Clark Material Handling Corp., Sr. Note,
              10.75%, 11/15/2006                                -------------
                                                                         275,125

    1,425,000 Columbus McKinnon Corp., Sr. Sub. Note, 8.50%,        1,261,125
              4/1/2008

    2,075,000 Fairchild Corp., Sr. Sub. Note, 10.75%, 4/15/2009     1,400,625
      750,000 National Equipment Services, Inc., Sr. Sub.
              Note, 10.00%, 11/30/2004                                626,250
    2,575,000 National Equipment Services, Inc., Sr. Sub.
              Note, Series C, 10.00%, 11/30/2004                    2,150,125
    2,800,000 NationsRent, Inc., Company Guarantee, 10.375%,        1,806,000
              12/15/2008

    1,000,000 Simonds Industries, Inc., Sr. Sub. Note, 10.25%,        795,000
              7/1/2008

    3,600,000 United Rentals, Inc., Company Guarantee, 9.25%,       3,258,000
              1/15/2009

    3,525,000 United Rentals, Inc., Company Guarantee, Series
              B, 9.00%, 4/1/2009                                    3,137,250
    1,525,000 WEC Co., Sr. Note, 12.00%, 7/15/2009                  1,288,625
                  Total                                            15,998,125
              METALS & MINING--0.2%

    3,250,000 (1)(2) AEI Holding Co., Inc., Sr. Note, 10.50%,         666,250
              12/15/2005

    3,300,000 (1)(2) AEI Resources, Inc., Sr. Sub. Note,              346,500
              11.50%, 12/15/2006
      650,000 Murrin Murrin Holdings Property Ltd., Sr. Secd.
              Note, 9.375%, 8/31/2007                                 572,000
                  Total                                             1,584,750
              OIL & GAS--2.4%

      675,000 Comstock Resources, Inc., Sr. Note, 11.25%,             688,500
              5/1/2007

    4,000,000 Continental Resources, Inc., Sr. Sub. Note,           3,600,000
              10.25%, 8/1/2008
      475,000 Grey Wolf Inc., Sr. Note, 8.875%, 7/1/2007              453,625
    1,500,000 Pogo Producing Co., Sr. Sub. Note, Series B,          1,537,500
              10.375%, 2/15/2009
    1,500,000 Pride Petroleum Services, Inc., Sr. Note,             1,507,500
              9.375%, 5/1/2007
    4,450,000 R&B Falcon Corp., Sr. Note, 12.25%, 3/15/2006         4,917,250
    1,050,000 RBF Finance Co., Company Guarantee, 11.375%,          1,139,250
              3/15/2009

      875,000 Triton Energy Corp., Sr. Note, 8.75%, 4/15/2002         870,625
                  Total                                            14,714,250
              PRINTING & PUBLISHING--0.7%

    1,875,000 Garden State Newspapers, Inc., Sr. Sub. Note,         1,715,625
              8.75%, 10/1/2009
    1,000,000 Hollinger International Publishing, Inc., Sr.
              Sub. Note, 9.25%, 2/1/2006                              975,000
      900,000 Hollinger International Publishing, Inc., Sr.
              Sub. Note, 9.25%, 3/15/2007                             893,250
      900,000 K-III Communications Corp., Company Guarantee,
              Series B, 8.50%, 2/1/2006                               864,000
                  Total                                             4,447,875
              REAL ESTATE--0.2%

    1,156,000 Trizec Finance Ltd., Sr. Note, 10.875%,               1,167,560
              10/15/2005

              SERVICES--2.8%

    1,300,000 Coinmach Corp., Sr. Note, 11.75%, 11/15/2005          1,254,500
    7,700,000 (3) Crown Castle International Corp., Sr. Disc.
              Note, 0/10.375%, 5/15/2011                            4,735,500
    2,950,000 (3) Crown Castle International Corp., Sr. Disc.
              Note, 0/11.25%, 8/1/2011                              1,843,750
    1,100,000 Crown Castle International Corp., Sr. Note,           1,122,000
              10.75%, 8/1/2011
      700,000 Metricom, Inc., Company Guarantee, 13.00%,              472,500
              2/15/2010

    1,850,000 (1)(2) NATG Holdings LLC/Orius Capital Corp.,
              Sr. Sub. Note, 12.75%, 2/1/2010                   -------------
                                                                       1,914,750

    2,750,000 SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006          2,516,250
    2,500,000 (1)(2)(3) SpectraSite Holdings, Inc., Sr. Disc.
              Note, 0/12.875%, 3/15/2010                            1,387,500
    2,250,000 (1)(2) URS Corp., Sr. Sub. Note, Series B,            2,283,750
              12.25%, 5/1/2009
                  Total                                            17,530,500
              STEEL--0.6%

    2,400,000 Metals USA, Inc., Sr. Sub. Note, 8.625%,              2,052,000
              2/15/2008

    2,000,000 Republic Technologies International, Inc.,
              Company Guarantee, 13.75%, 7/15/2009                    260,000
    1,350,000 Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006       1,289,021
                  Total                                             3,601,021
              SURFACE TRANSPORTATION--2.1%

    1,850,000 Allied Holdings, Inc., Sr. Note, 8.625%,              1,646,500
              10/1/2007

    1,025,000 (1)(4) AmeriTruck Distribution Corp., Sr. Sub.
              Note, 12.25%, 11/15/2005                                 25,625
    2,875,000 Gearbulk Holding Ltd., Sr. Note, 11.25%,              2,910,938
              12/1/2004

    1,400,000 Railworks Corp., Company Guarantee, 11.50%,           1,351,000
              4/15/2009

    4,375,000 Stena AB, Sr. Note, 10.50%, 12/15/2005                4,309,375
    2,275,000 Stena AB, Sr. Note, 8.75%, 6/15/2007                  2,002,000
    1,000,000 Stena Line AB, Sr. Note, 10.625%, 6/1/2008              590,000
    1,050,000 The Holt Group, Inc., Company Guarantee, 9.75%,         110,250
              1/15/2006

                  Total                                            12,945,688
              TELECOMMUNICATIONS & CELLULAR--24.7%

    1,200,000 Arch Communications, Inc., Sr. Note, Series B,          966,000
              12.75%, 7/1/2007
    6,250,000 (3) Call-Net Enterprises, Inc., Sr. Disc. Note,       2,463,563
              0/8.94%, 8/15/2008
    3,025,000 (3) Call-Net Enterprises, Inc., Sr. Disc. Note,       1,448,068
              0/9.27%, 8/15/2007
    4,000,000 (3) Call-Net Enterprises, Inc., Sr. Disc. Note,
              0/10.80%, 5/15/2009                                   1,540,000
    2,000,000 Centennial Cellular Corp., Sr. Sub. Note,             2,010,000
              10.75%, 12/15/2008
    3,500,000 (3) Dolphin Telecom PLC, Sr. Disc. Note,              1,242,500
              0/14.00%, 5/15/2009
    1,550,000 (3) E.Spire Communications, Inc., Sr. Disc.
              Note, 0/12.75%, 4/1/2006                                670,375
    9,200,000 Global Crossing Holdings Ltd., Company

              Guarantee, 9.50%, 11/15/2009                          8,878,000
    2,800,000 Hermes Europe Railtel  B.V., Sr. Note, 10.375%,       2,338,000
              1/15/2009

    3,675,000 Hermes Europe Railtel  B.V., Sr. Note, 11.50%,        3,234,000
              8/15/2007

    1,400,000 (3) Intermedia Communications, Inc., Sr. Disc.
              Note, 0/11.25%, 7/15/2007                             1,113,000
    3,575,000 (3) Intermedia Communications, Inc., Sr. Disc.
              Note, 0/12.50%, 5/15/2006                             3,414,125
    3,400,000 (3) Intermedia Communications, Inc., Sr. Disc.
              Note, Series B, 0/12.25%, 3/1/2009                    2,023,000
    3,100,000 Intermedia Communications, Inc., Sr. Note,            2,867,500
              8.60%, 6/1/2008
      575,000 Intermedia Communications, Inc., Sr. Note,              541,938
              8.875%, 11/1/2007
   10,500,000 (3) Level 3 Communications, Inc., Sr. Disc.
              Note, 0/10.50%, 12/1/2008                             6,300,000
   11,150,000 Level 3 Communications, Inc., Sr. Note, 9.125%,      10,062,875
              5/1/2008

    4,100,000 (3) McLeodUSA, Inc., Sr. Disc. Note, 0/10.50%,        3,403,000
              3/1/2007

    1,900,000 McLeodUSA, Inc., Sr. Note, 8.125%, 2/15/2009          1,719,500
      350,000 McLeodUSA, Inc., Sr. Note, 8.375%, 3/15/2008            322,000
    1,050,000 McLeodUSA, Inc., Sr. Note, 9.25%, 7/15/2007           1,018,500
    2,300,000 McLeodUSA, Inc., Sr. Note, 9.50%, 11/1/2008           2,242,500
    2,925,000 Metromedia Fiber Network, Inc., Sr. Note,             2,881,125
              10.00%, 12/15/2009
    5,675,000 (3) Millicom International Cellular SA, Sr.
              Disc. Note, 0/13.50%, 6/1/2006                        4,852,125
    7,775,000 (3) NEXTEL Communications, Inc., Sr. Disc. Note,
              0/9.95%, 2/15/2008                                    5,734,063
    2,500,000 (3) NEXTEL Communications, Inc., Sr. Disc. Note,
              0/10.65%, 9/15/2007                                   1,975,000
    9,550,000 NEXTEL Communications, Inc., Sr. Note, 9.375%,        9,215,750
              11/15/2009

   13,300,000 (3) NEXTLINK Communications, Inc., Sr. Disc.
              Note, 0/12.25%, 6/1/2009                              8,312,500
    4,100,000 (3) NEXTLINK Communications, Inc., Sr. Disc.
              Note, 0/9.45%, 4/15/2008                              2,583,000
    2,200,000 NEXTLINK Communications, Inc., Sr. Note, 9.00%,       2,029,500
              3/15/2008

    1,450,000 NEXTLINK Communications, Inc., Sr. Note, 10.75%,      1,439,125
              6/1/2009

    1,400,000 (3) Nextel International, Inc., Sr. Disc. Note,
              0/12.125%, 4/15/2008                                    919,422
    1,121,000 (3) Nextel Partners, Inc., Sr. Disc. Note,              784,700
              0/14.00%, 2/1/2009
    2,750,000 Northpoint Communications Group, Inc., Sr. Note,
              12.875%, 2/15/2010                                    1,993,750
    3,000,000 PsiNet, Inc., Sr. Note, 10.00%, 2/15/2005             2,790,000
    3,000,000 PsiNet, Inc., Sr. Note, 11.00%, 8/1/2009              2,820,000
    1,125,000 PsiNet, Inc., Sr. Note, 11.50%, 11/1/2008             1,074,375
      175,000 (3) Qwest Communications International, Inc.,
              Sr. Disc. Note, 0/8.29%, 2/1/2008                       135,188
    3,300,000 (3)Qwest Communications International, Inc., Sr.
              Disc. Note, 0/9.47%, 10/15/2007                       2,689,500
    1,750,000 (1)(2) Rhythms NetConnections, Inc., Sr. Note,
              14.00%, 2/15/2010                                 -------------
                                                                       1,268,750

    5,125,000 Rogers Cantel Mobile, Inc., Sr. Sub. Note,            5,125,000
              8.80%, 10/1/2007
      575,000 (3) Telesystem International Wireless, Inc., Sr.
              Disc. Note, 0/10.50%, 11/1/2007                         347,875
    5,525,000 (3) Telesystem International Wireless, Inc., Sr.
              Disc. Note, 0/13.25%, 6/30/2007                       3,895,125
    3,700,000 (3) Teligent AB, Sr. Disc. Note, 0/11.50%,            1,794,500
              3/1/2008

    3,275,000 Teligent AB, Sr. Note, 11.50%, 12/1/2007              2,603,625
    4,350,000 (3) Triton PCS, Inc., Sr. Disc. Note, 0/11.00%,       3,197,250
              5/1/2008

    2,125,000 (3) US Unwired, Inc., Company Guarantee, Series
              B, 0/13.375%, 11/1/2009                               1,179,375

  PRINCIPAL

------------- -------------------------------------------------
  AMOUNT OR                                                     -------------
   SHARES                                                           VALUE

    1,750,000 (1) US Xchange, LLC, Sr. Note, 15.00%, 7/1/2008       1,911,875
    1,000,000 USA Mobile Communications, Inc., Sr. Note,              745,000
              9.50%, 2/1/2004
    1,700,000 Verio, Inc., Sr. Note, 10.625%, 11/15/2009            1,878,500
      925,000 Verio, Inc., Sr. Note, 11.25%, 12/1/2008              1,031,375
      750,000 Viatel, Inc., Sr. Note, 11.50%, 3/15/2009               573,750
    4,100,000 (3) Viatel, Inc., Unit, 0/12.50%, 4/15/2008           1,906,500
    1,825,000 Viatel, Inc., Unit, 11.25%, 4/15/2008                 1,377,875
    8,000,000 (3) VoiceStream Wireless Corp., Sr. Disc. Note,
              0/11.875%, 11/15/2009                                 5,400,000
    1,375,000 VoiceStream Wireless Corp., Sr. Note, 10.375%,        1,436,875
              11/15/2009

    2,350,000 Williams Communications Group, Inc., Sr. Note,
              10.875%, 10/1/2009                                    2,303,000
    5,592,000 (1)(2)(3) WinStar Communications, Inc., Sr. Sub.
              Defd. Deb., 0/14.75%, 4/15/2010                       2,684,160
    1,909,000 (1)(2) WinStar Communications, Inc., Sr. Sub.
              Defd. Deb., 12.75%, 4/15/2010                         1,851,730
                  Total                                           154,559,707
              UTILITIES--1.1%

    1,000,000 CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009            896,440
    2,250,000 Caithness Coso Funding Corp., Sr. Secd. Note,
              Series B, 9.05%, 12/15/2009                           2,205,000
    1,700,000 El Paso Electric Co., 1st Mtg. Note, 9.40%,           1,792,684
              5/1/2011

    2,200,000 (3) Niagara Mohawk Power Corp., Sr. Disc. Note,
              Series H, 0/8.50%, 7/1/2010                           1,682,846
                  Total                                             6,576,970
                  TOTAL CORPORATE BONDS (IDENTIFIED COST          579,618,902
              $670,813,918)

COMMON STOCK--0.0%

              CABLE TELEVISION--0.0%

           27 (1)(2)(4) CS Wireless Systems, Inc.                           4
              METALS & MINING--0.0%

       57,533 (1)(4) Royal Oak Mines, Inc.                                288
              PRINTING & PUBLISHING--0.0%

          500 (1)(2)(4) Medianews Group, Inc.                          75,000
                  TOTAL COMMON STOCK (IDENTIFIED COST $16,023)         75,292

PREFERRED STOCK--3.0%

              BANKING--0.1%

       27,000 California Federal Preferred Capital Corp., REIT
              Perpetual Pfd. Stock, Series A, $2.28                   572,063
              BROADCAST RADIO & TV--0.4%

        1,250 Benedek Communications Corp., Sr. Exchangeable          818,750
              PIK

       17,550 Sinclair Broadcast Group, Inc., Cumulative Pfd.,      1,658,475
              $11.63

                  Total                                             2,477,225
              CABLE TELEVISION--0.3%

        1,940 Pegasus Communications Corp., Cumulative PIK
              Pfd., Series A, 12.75%                                1,959,683
              FOOD SERVICES--0.0%

        6,362 (4) Nebco Evans Holding Co., Exchangeable Pfd.            3,976
              Stock
              HEALTH CARE--0.1%

        4,386 River Holding Corp., Sr. Exchangeable PIK               309,213
              INDUSTRIAL PRODUCTS & EQUIPMENT--0.1%

        1,050 Fairfield Manufacturing Co., Inc., Cumulative
              Exchangeable Pfd. Stock                                 897,750
              OIL & GAS--0.6%

        3,108 R&B Falcon Corp., PIK Pfd., 13.875%                   3,558,531
              PRINTING & PUBLISHING--1.2%

       22,750 Primedia, Inc., Cumulative Pfd., Series D, $10.00     2,206,750
       39,650 Primedia, Inc., Exchangeable Pfd. Stock, Series       3,390,075
              G, $2.16

       17,450 Primedia, Inc., Pfd., $9.20                           1,596,675
                  Total                                             7,193,500
              TELECOMMUNICATIONS & CELLULAR--0.2%

          563 NEXTEL Communications, Inc., Cumulative PIK
              Pfd., Series D, 13.00%                                  602,410
          928 NEXTEL Communications, Inc., Exchangeable Pfd.
              Stock, Series E                                         900,160
                  Total                                             1,502,570
                  TOTAL PREFERRED STOCK (IDENTIFIED COST           18,474,511
              $20,063,692)

WARRANTS--0.1%

              BUSINESS EQUIPMENT & SERVICES--0.0%

          750 (1)(2)(4) Electronic Retailing Systems                      750
              International, Inc., Warrants
              CABLE TELEVISION--0.0%

          600 (1)(2)(4) Australis Holdings Property Ltd.,                   0
              Warrants
        2,400 (4) UIH Australia/Pacific, Warrants                      36,600
                  Total                                                36,600
              CHEMICALS & PLASTICS--0.0%

          875 (4) Sterling Chemicals Holdings, Inc., Warrants           7,656
              OIL & GAS--0.1%

        1,400 (1)(2)(4) R&B Falcon Corp., Warrants                    735,350
              SERVICES--0.0%

        1,500 (4) Metricom, Inc., Warrants                             30,375
              STEEL--0.0%

          250 (1)(2)(4) Bar Technologies, Inc., Warrants                  281
        2,000 (4) Republic Technologies International, Inc.,               20
              Warrants

                  Total                                                   301
              TELECOMMUNICATIONS & CELLULAR--0.0%

        1,025 (1)(2)(4) MetroNet Communications Corp., Warrants       133,250
                  TOTAL WARRANTS (IDENTIFIED COST $579,005)           944,282

REPURCHASE AGREEMENT (5)--3.9%

  $24,455,000 Warburg Dillon Reed LLC, 6.90%, dated 6/30/2000,
              due 7/3/2000 (AT AMORTIZED COST)                     24,455,000
                  TOTAL INVESTMENTS (IDENTIFIED COST             $623,567,987
              $715,927,638) (6)

   (1) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At June 30, 2000, these securities amounted to $41,503,938 which represents 6.6% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $38,825,150 which represents 6.2% of net assets.

   (2) Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Trustees.

   (3) Denotes a Zero Coupon bond with effective rate at time of purchase.
   (4) Non-income producing security.
   (5) The repurchase agreements are fully collateralized by U.S.
       government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in a joint account with other Federated funds.

   (6) The cost of investments for federal tax purposes amounts to $715,927,638. The net unrealized depreciation of investments on a federal tax basis amounts to $(92,359,651) which is comprised of $5,296,571 appreciation and $97,656,222 depreciation at June 30, 2000.

================================================================================
Note: The categories of investments are shown as a percentage of net assets ($626,027,541) at June 30, 2000.

The following acronyms are used throughout this portfolio:

GTD         --Guaranteed
PIK         --Payment in Kind

REIT        --Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements


HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------


ASSETS:

Total investments in securities, at value (identified                    623,567,987      $
and tax cost $715,927,638)
Income receivable                                                        12,306,250
   Total assets                                                          635,874,237
LIABILITIES:

Payable for investments purchased                         $ 4,000,712
Income distribution payable                                 5,831,493
Payable to bank                                                14,491
   Total liabilities                                                     9,846,696
Net Assets for 77,259,269 shares outstanding                             626,027,541      $
NET ASSETS CONSIST OF:

Paid in capital                                                          731,208,672      $
Net unrealized depreciation of investments                               (92,359,6)1
Accumulated net realized loss on investments                             (13,038,8)4
Undistributed net investment income                                       217,324
   Total Net Assets                                                      626,027,541      $
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:

$626,027,541 / 77,259,269 shares outstanding                                $8.10

See Notes which are an integral part of the Financial Statements
=======================================================================================
